Commitments and Contingencies (Details) $ in Thousands	Apr. 16, 2024 USD ($)
Commitments and Contingencies (Details) [Line Items]
Aggregate value	$ 500,000
Percentage of fee recieved	0.20%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate value	$ 1,000,000